Summary of Significant Accounting Policies - Schedule of Interest Rate Profile of the Company Borrowings (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Dec. 20, 2024
Fixed rate borrowings:
Bank and other borrowings			$ 851,718
Finance lease liabilities, current		$ 56,795
Convertible notes	19,567,461
Floating rate borrowings:
Bank overdrafts	201,671
Short-Term Debt [Member]
Fixed rate borrowings:
Bank and other borrowings	892,972
Finance lease liabilities, current	0	56,795
Floating rate borrowings:
Bank overdrafts	201,671
Bank and other borrowings	$ 11,089,344	$ 11,530,297